Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Expected Credit Losses of Rental and Other Deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in the Allowance for Credit Losses of Rental and Other Deposits [Abstract]
Balance at the beginning of the year	¥ 3,959	¥ 3,959	¥ 3,984
Receivables written off for the year			(25)
Balance at the end of the year	¥ 3,959	¥ 3,959	¥ 3,959